Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Policy. The Compensation Committee has adopted an equity grant policy with respect to the issuance of equity awards under our 2018 Equity Incentive Plan. Among other provisions, the equity grant policy establishes parameters for the grant date of equity awards made to executive officers and non-employee directors. Under the policy, the grant date for annual long-term incentive awards to officers and other employees is generally the date of the Compensation Committee’s regularly scheduled meeting in the first quarter of each year, but if the date of such meeting is not in an open trading window, the awards will be granted effective on the second full trading date following the next public release of the Company’s earnings. Pursuant to the policy, annual equity awards to our non-employee directors are granted on the date of the Company’s annual meeting of stockholders. Additionally, “off-cycle” equity awards may be granted at other times during the year for circumstances such as new hires, promotions, director appointments and other special bases for grants, during open trading windows, or if the date the Compensation Committee takes action to approve such an award is not in an open trading window, then the awards will be granted effective on the second full trading date following the next public release of the Company’s earnings.
The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During fiscal year 2025, we did not grant any stock options (or similar awards) to any of our NEOs during any period beginning four business days before and ending one business day after the filing of any periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Form 8-K that disclosed any material nonpublic information.

Award Timing Method	The Compensation Committee has adopted an equity grant policy with respect to the issuance of equity awards under our 2018 Equity Incentive Plan. Among other provisions, the equity grant policy establishes parameters for the grant date of equity awards made to executive officers and non-employee directors. Under the policy, the grant date for annual long-term incentive awards to officers and other employees is generally the date of the Compensation Committee’s regularly scheduled meeting in the first quarter of each year, but if the date of such meeting is not in an open trading window, the awards will be granted effective on the second full trading date following the next public release of the Company’s earnings. Pursuant to the policy, annual equity awards to our non-employee directors are granted on the date of the Company’s annual meeting of stockholders. Additionally, “off-cycle” equity awards may be granted at other times during the year for circumstances such as new hires, promotions, director appointments and other special bases for grants, during open trading windows, or if the date the Compensation Committee takes action to approve such an award is not in an open trading window, then the awards will be granted effective on the second full trading date following the next public release of the Company’s earnings.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false